Other Accounts Receivable, Net (Details) - Schedule of account comprises - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Account Comprises Abstract
TotalGuarantee deposits	S/ 194,885	S/ 139,019
Current Guarantee deposits	110,507	135,650
Non-current Guarantee deposits	84,378	3,369
Total Petroleos del Peru S.A.- Petroperu S.A.	105,073	106,077
Current Petroleos del Peru S.A.- Petroperu S.A.	15,291	19,262
Non-current Petroleos del Peru S.A.- Petroperu S.A.	89,782	86,815
Total Claims to third parties	88,919	113,685
Current Claims to third parties	17,130	56,069
Non-current Claims to third parties	71,789	57,616
Total Advances to suppliers	53,658	31,365
Current Advances to suppliers	53,658	31,365
Non-current Advances to suppliers
Total Restricted funds	52,014	7,346
Current Restricted funds	44,668
Non-current Restricted funds	7,346	7,346
Total VAT credit	50,172	41,077
Current VAT credit	39,959	32,706
Non-current VAT credit	10,213	8,371
Total Income tax on-account payments	48,729	44,072
Current Income tax on-account payments	48,729	44,072
Non-current Income tax on-account payments
Total Rental and sale of equipment - Cumbra Peru S.A. - Refineria Talara	36,266	125,864
Current Rental and sale of equipment - Cumbra Peru S.A. - Refineria Talara	36,266	115,435
Non-current Rental and sale of equipment - Cumbra Peru S.A. - Refineria Talara		10,429
Total Consorcio Panorama	21,081	27,193
Current Impairment (i)
Non-current Consorcio Panorama	21,081	27,193
Total ITAN and other tax receivable	15,022	17,285
Current ITAN and other tax receivable	14,001	17,203
Non-current ITAN and other tax receivable	1,021	82
Total Accounts receivable from personnel	2,359	16,864
Current Accounts receivable from personnel	2,359	16,864
Non-current Accounts receivable from personnel
Total Other minors	10,747	18,571
Current Other minors	10,627	18,432
Non-current Other minors	120	139
Total accounts receivable net	678,925	688,418
Current accounts receivable net	393,195	487,058
Non-current accounts receivable net	S/ 285,730	S/ 201,360